EARNINGS PER SHARE (Details)	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 2017 Convertible Senior Notes	Dec. 31, 2014 2018 Convertible Senior Notes	Dec. 31, 2013 2018 Convertible Senior Notes	Dec. 31, 2014 Priceline Convertible Notes	Dec. 31, 2014 Stock options	Dec. 31, 2013 Stock options	Dec. 31, 2012 Stock options	Dec. 31, 2014 Sold Warrants	Dec. 31, 2013 Sold Warrants	Dec. 31, 2012 Sold Warrants	Dec. 31, 2014 Ordinary shares USD ($)	Dec. 31, 2014 Ordinary shares CNY	Dec. 31, 2013 Ordinary shares CNY	Dec. 31, 2012 Ordinary shares CNY	Dec. 31, 2014 ADS USD ($)	Dec. 31, 2014 ADS CNY	Dec. 31, 2013 ADS CNY	Dec. 31, 2012 ADS CNY
Numerator:
Net income attributable to Ctrip's shareholders	$ 39,122,552	242,739,781	998,319,684	714,405,864
Eliminate the dilutive effect of interest expense of convertible bond			15,496,021	4,617,398
Numerator for diluted earnings per share		242,739,781	1,013,815,705	719,023,262
Denominator:
Denominator for basic earnings per ordinary share - weighted average ordinary shares outstanding	34,289,170	34,289,170	32,905,601	34,236,761
Dilutive effect of share options	3,106,496	3,106,496	2,359,614	1,230,941
Dilutive effect of convertible bond			2,206,157	623,083
Dilutive effect of convertible bond sold warrants	812,192	812,192	598,469
Denominator for diluted earnings per ordinary share	38,207,858	38,207,858	38,069,841	36,090,785
Earning per share
Basic (in dollars per share)															$ 1.14	7.08	30.34	20.87	$ 0.29	1.77	7.58	5.22
Diluted (in dollars per share)															$ 1.02	6.35	26.63	19.92	$ 0.26	1.59	6.66	4.98
Number of outstanding weighted average ordinary shares excluded from the calculation of diluted earnings per common share	6,823,534	6,823,534	1,645,940	2,078,826	1,587,142	2,551,346	524,249	614,535	74,104	251,266	1,779,507	1,996,407	870,425	299,319